Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 315,321	$ (311,321)	$ (5,375)	$ (1,375)
Balance, Shares at Dec. 31, 2014	52,553,540
Common stock issued for cash	$ 35,036	964,964		1,000,000
Common stock issued for cash, Shares	5,839,287
Issuance of warrants		200,124		200,124
Capital contribution from related party
Net loss			(1,108,564)	(1,108,564)
Balance at Dec. 31, 2015	$ 350,357	853,767	(1,113,939)	90,185
Balance, Shares at Dec. 31, 2015	58,392,827
Common stock issued for cash
Issuance of warrants		36,470		36,470
Capital contribution from related party		257,252		257,252
Effect of reverse acquisition Adjustment for reverse merger	$ 188,271	3,483,729		3,672,000
Effect of reverse acquisition Adjustment for reverse merger, Shares	31,378,552
Net loss			(837,143)	(837,143)
Balance at Dec. 31, 2016	$ 538,628	$ 4,631,218	$ (1,951,082)	$ 3,218,764
Balance, Shares at Dec. 31, 2016	89,771,379